CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Research and development	$ 24,844	$ 8,869	$ 7,419
General and administrative	6,824	3,952	2,378
Total operating expenses	31,668	12,821	9,797
Loss from operations	(31,668)	(12,821)	(9,797)
Other income (expense):
Interest income	74	23	5
Interest expense	(25)	(16)
Other income (expense)	(4)	166	126
Total other income, net	45	173	131
Loss before income tax	(31,623)	(12,648)	(9,666)
Income tax expense	9
Net loss	(31,632)	(12,648)	(9,666)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	18	(196)	(152)
Total comprehensive loss	$ (31,614)	$ (12,844)	$ (9,818)
Weighted average number of ordinary shares used in per share calculation:
Basic (in shares)	26,593,673	19,976,596	9,569,932
Diluted (in shares)	26,593,673	19,976,596	9,569,932
Net loss per ordinary share
Basic (in dollar per share)	$ (1.19)	$ (0.63)	$ (1.01)
Diluted (in dollar per share)	$ (1.19)	$ (0.63)	$ (1.01)